CONVERTIBLE NOTES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of convertible debenture [Table Text Block]
Convertible notes at September 30, 2015 were as follows:

Convertible notes and debenture	$1,773,500
Unamortized discounts	(448,532)
Accrued interest	57,295
Premium	766,637
Convertible notes, net	$2,148,900

Convertible notes at June 30, 2015 and 2014 were as follows:

	June 30, 2015	June 30, 2014
Convertible notes and debenture	$1,455,000	$366,296
Unamortized discounts	(415,467)	(121,059)
Accrued interest	26,989	-
Premium, net	727,853	27,187
Convertible notes, net	$1,794,375	$272,424